UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Period February 10, 2014
(Commencement of operations)
To December 31, 2014

To B. Riley Diversified Equity Fund Investors:

The B. Riley Diversified Equity Fund averaged approximately a 70% long position in small and micro-cap equities in 2014, and finished the period February 10, 2014 (commencement date) up 2.5%. The Russell 2000 returned 7.68% for the same period. This was not surprising considering the performance of other small cap funds and the Russell 2000 Index, but it was disappointing in the current equity market environment. We expect small cap equities to return to favor in 2015 as investors look for undervalued companies that may also be takeover targets.

Small-cap equity investors experienced some volatile moments in 2014 due to a variety of headwinds. The Russell 2000 Index finished the year up 3.53% despite being down as much as 9.83% in October. After averaging nearly a 20% gain for the previous five years, there was a prevailing theme that the stock market would run out of gas in 2014. This was especially true for the Russell 2000 Index after an unprecedented rally in the previous year. The stock market correction never arrived, however the small cap index did trail the S&P 500 by almost 10% when the year was over.

New risks were introduced to the market in the form of a war in Ukraine and plunging oil prices. Equity market investors were shaken but not deterred as markets bounced higher from each attempt at a correction. With bond market yields at record lows and emerging markets in turmoil, the U.S. equity market remained the best option for new capital.

The capital markets are exhibiting tremendous signs of strength. Equity markets are at historical highs, providing public company CEOs with confidence and attractive acquisition currency. Debt markets are strong, with lenders competing aggressively to provide borrowers with attractive terms. Organic growth prospects for many large public companies remain somewhat modest. To support appreciating stock prices and expanding valuation multiples, these companies must supplement single-digit organic growth with acquisitions. At the same time, large companies are sitting on historically high levels of cash earning virtually zero return. These variables combine to create a universe of strategic acquirers with a strong imperative to act in a consolidating market environment. Private equity capital continues to be extraordinarily plentiful. Faced with the prospect of having to return unspent capital to LPs, and with leverage readily available at attractive terms, financial sponsors are competing aggressively for high quality opportunities. We expect merger and acquisition activity to pick up significantly over the next 12-18 months with many of the companies we own in our funds as take-over targets.

The Fund is now more concentrated and actively managed. 50% of the Fund’s holdings are now the 25-30 “Best Ideas” of the B. Riley & Co. Research Department. The balance of the portfolio will be comprised of the remainder of the B. Riley & Co. “Buy” rated securities list. Each half of the portfolio will be equally weighted and rebalanced periodically. The best ideas are proprietary to the firm and will not be published in their entirety.
Sincerely,

Chuck Hastings
Portfolio Manager
B. Riley Asset Management

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2014 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

COMPARISON OF $100,000 INVESTMENT IN
B. RILEY DIVERSIFIED EQUITY FUND INSTITUTIONAL CLASS
SHARES VS. RUSSELL 2000 INDEX

Total Return
Since Inception
2/10/2014 to 12/31/2014*

B. Riley Diversified Equity Fund	2.50%
Russell 2000 Index	7.68%
* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

COMPARISON OF $10,000 INVESTMENT IN
B. RILEY DIVERSIFIED EQUITY FUND CLASS A SHARES VS. RUSSELL
2000 INDEX

Total Return
Since Inception
9/5/2014 to 12/31/2014*

B. Riley Diversified Equity Fund without the load	2.30%
B. Riley Diversified Equity Fund with the load	-3.58%
Russell 2000 Index	2.95%
* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

B. RILEY DIVERSIFIED EQUITY FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 12/31/2014
(unaudited)

Percentage of Net Assets
24%
20%
16%
12%
8%
4%
0%
Advertising & Marketing
Aerospace & Defense Parts
Auto Parts
Beverages
Cable & Satellite
Chemicals
Communications Equipment
Computer Services
Computer Software
Electronic
Engineering Services
Entertainment
Finance
Healthcare
Information Services
Internet Based Service
IT Serivces
Manufacturing
Media
Professional services
Real Estate
Recreational Products
Retail
Semiconductor
Technology
Telecommunications
Transportation
Industry Sector

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	113.03%

	ADVERTISINIG	1.81%
10,554	The Rubicon Project, Inc.*		$170,341

	AEROSPACE & DEFENSE PARTS	0.69%
6,166	CPI Aerostructures, Inc.*		64,681

	AUTO PARTS	1.48%
6,636	Remy International, Inc.		138,825

	BEVERAGES	2.37%
1,540	Farmer Brothers Co.*		45,353
41,083	Primo Water Corp.*		177,068

			222,421

	CABLE & SATELLITE	0.53%
4,211	TiVo Inc.*		49,858

	CHEMICALS	3.89%
3,060	Globe Specialty Metals Inc.		52,724
4,004	Trecora Resources *		58,859
3,500	Tronox Ltd Class "A"		83,580
2,000	WD-40 Co.		170,160

			365,323

	COMMUNICATIONS EQUIPMENT	11.86%
2,846	CalAmp Corp.*		52,082
5,124	ClearOne Inc.		49,498
34,107	EMCORE Corp.*		180,767
3,813	Finisar Corp.*		74,010
149,157	GigOptix, Inc.*		178,988
7,429	I.D. Systems, Inc.*		49,700
2,038	NetScout Systems, Inc.*		74,468
5,720	PC-Tel, Inc.		49,535
2,223	Rovi Corp.*		50,217
43,000	Sonus Networks, Inc.*		170,710
2,900	ViaSat, Inc.*		182,787

			1,112,762

		0.71%
	COMPUTER SERVICES
7,004	Immersion Corp.*		66,328

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMPUTER SOFTWARE	9.98%
5,552	American Software, Inc. Class A		$50,579
11,383	Callidus Software Inc.*		185,884
1,462	Cornerstone OnDemand, Inc.*		51,462
7,700	Evolving Systems, Inc.		72,149
25,578	Guidance Software Inc.*		185,440
8,646	Lionbridge Technologies, Inc.*		49,714
13,000	MAM Software Group, Inc.*		72,546
1,802	RealNetworks, Inic.*		51,952
24,435	Saba Software, Inc.*		172,022
5,500	Monotype Imaging Holdings Inc.		44,880

			936,628

	ELECTRONIC	1.13%
12,155	IEC Electronics Corp.*		57,736
1,555	Imax Corp.*		48,049

			105,785

	ENGINEERING SERVICES	1.87%
34,902	Kratos Defense & Security Solutions Inc.*		175,208

	ENTERTAINMENT	5.95%
3,299	Brunswick Corp.		169,107
6,152	Carmike Cinemas, Inc.*		161,613
1,496	Lions Gate Entertainment Corp.		47,902
3,234	National Cinemedia, Inc.		46,473
2,000	Six Flags Entertainment Corp.		86,300
2,517	The Marcus Corp.		46,590

			557,985

	FINANCE	1.93%
5,638	General Finance Corp.*		55,591
2,003	Kennedy-Wilson Holdings Inc.		50,676
10,423	Signature Group Holdings Inc.*		74,524

			180,791

	HEALTHCARE	0.92%
250	Perrigo Co. PLC		41,790
1,295	Prestige Brands Holdings, Inc.*		44,962

			86,752

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INFORMATION SERVICES	0.69%
354	CoStar Group Inc.*		$65,005

	INTERNET BASED SERVICE	5.22%
5,500	8x8, Inc.*		50,380
600	Akamai Technolgoies, Inc.*		37,776
6,991	Angie’s List Inc.*		43,554
6,246	Bazaarvoice Inc.*		50,218
6,006	Groupon, Inc.*		49,610
2,292	Overstock.com, Inc.*		55,627
21,763	TheStreet Inc.		51,796
5,719	Xcerra Corp.*		52,386
3,000	XO Group, Inc.*		54,630
800	Yelp Inc.*		43,784

			489,761

	IT SERVICES	1.66%
31,210	Cinedigm Corp.*		50,560
4,161	PFSweb Inc.*		52,678
7,792	Rightside Group, Ltd.*		52,362

			155,600

	MANUFACTURING	4.54%
24,174	Arotech Corp.*		56,084
2,138	Ducommun Inc.*		54,049
3,042	Fabrinet*		53,965
5,187	Inter Parfums, Inc.		142,383
1,380	Methode Electronics Inc.		50,384
2,214	Motorcar Parts of America, Inc.*		68,833

			425,698

	MEDIA	8.32%
16,500	Autobytel Inc.*		179,850
8,158	Demand Media, Inc.*		49,927
100	Google Inc.*		53,066
10,460	Pandora Media Inc.*		186,502
5,672	Points International Ltd.*		72,545
15,940	RealD Inc.*		188,092
1,000	Yahoo! Inc.*		50,510

			780,492

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PROFESSIONAL SERVICES	2.54%
3,050	CTPartners Executive Search Inc.*		$46,330
3,422	Franklin Covey Co.*		66,250
1,559	GP Strategies Corp.*		52,897
12,785	PRGX Global, Inc.*		73,130

			238,607

	REAL ESTATE	2.03%
7,262	Reis, Inc.		190,047

	RECREATIONAL PRODUCTS	0.48%
300	Polaris Industries Inc.		45,372

	RETAIL	20.37%
1,000	Best Buy Co., Inc.		38,980
1,412	Blue Nile, Inc.*		50,846
1,200	Broadcom Corp. Class A		51,996
192,563	Cache, Inc.*		38,513
2,700	Cherokee Inc.		52,272
9,433	Conn’s, Inc.*		176,303
1,450	Deckers Outdoor Corp.*		132,008
1,450	DSW Inc.		54,085
1,300	eBay Inc.*		72,956
1,800	FTD Companies, Inc.*		62,676
3,987	GameStop Corp.		134,761
2,508	MarineMax, Inc.*		50,285
9,204	Nutrisysem, Inc.		179,938
20,309	Office Depot, Inc.*		174,150
1,620	Sally Beauty Holdings, Inc.*		49,799
696	Skechers U.S.A., Inc.*		38,454
1,463	Steven Madden, Ltd.*		46,567
2,533	The Finish Line, Inc.		61,577
11,019	United Online, Inc.*		160,326
2,483	Vince Holding Corp.*		64,906
4,428	West Marine, Inc.*		57,210
4,209	Zumiez Inc.*		162,594

			1,911,202

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SEMICONDUCTOR	16.79%
156,497	Advanced Photonix, Inc.*		$46,167
588	Analog Devices, Inc.		32,646
20,310	Axcelis Technologies, Inc.*		51,994
3,856	Brooks Automation, Inc.		49,164
4,238	Cohu, Inc.		50,432
4,900	Exar Corp.*		49,980
5,858	FormFactor Inc.*		50,379
1,000	Intel Corp.		36,290
2,827	Integrated Silicon Solution, Inc.		46,843
12,160	Intersil Corp.		175,955
3,662	Kulicke & Soffa Indusries, Inc.*		52,953
600	Lam Research Corp.		47,604
3,500	Marvell Technology Group Ltd.		50,750
22,975	Mattson Technology, Inc.*		78,115
14,475	Neophotonics Corp.*		48,926
2,665	Newport Corp.*		50,928
2,838	NVIDIA Corp.		56,902
17,684	ON Semiconductor Corp.*		179,139
4,960	Rudolph Technologies, Inc.*		50,741
500	SanDisk Corp.		48,990
1,000	Silicon Laboratories Inc.*		47,620
2,353	Silicon Motion Technology Corp.		55,648
2,450	Skyworks Solutions, Inc.		178,139
737	Texas Instruments Inc.		39,404

			1,575,709

	TECHNOLOGY	2.86%
39,677	API Technologies Corp.*		84,512
16,857	Camtek, Ltd.*		50,740
6,708	PCM Inc.*		63,860
50,373	WidePoint Corp.*		69,515

			268,627

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014
(continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	TELECOMMUNICATIONS	0.56%
11,902	Earthlink Holdings Corp.		$52,250

	TRANSPORTATION	1.85%
40,000	Accuride Corp.*		173,600

	TOTAL COMMON STOCKS		10,605,658

	(Cost: $9,874,750)

	MONEY MARKET	0.29%
27,690	Fidelity Money Market, 0.05%		27,690

	(Cost: $27,690)

	TOTAL INVESTMENTS:
	(Cost: $9,902,440)	113.32%	10,633,348
	Liabilities, net of other assets	-13.32%	(1,249,999)

	NET ASSETS	100.00%	$9,383,349

*Non-income producing (security considered income producing if at least one dividend has been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014

ASSETS
Investments at fair value (identified cost of $9,902,440) (Note 1)	$10,633,348
Receivable for investments sold	1,183,458
Dividends and interest receivable	3,985
Due from advisor	7,501
Prepaid expenses	9,588

TOTAL ASSETS	11,837,880

LIABILITIES
Payable for capital stock redeemed	1,142,542
Payable for investments purchased	1,305,457
Accrued 12b-1 fees	5
Accrued administration, accounting and transfer agent fees	3,771
Other accrued expenses	2,756

TOTAL LIABILITIES	2,454,531

NET ASSETS	$9,383,349

Net Assets Consist of:
Paid-in-capital applicable to 915,520 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$9,439,010
Accumulated net realized gain (loss) on investments	(786,569)
Net unrealized appreciation (depreciation) of investments	730,908

Net Assets	$9,383,349

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($9,377,372/914,936 shares outstanding)	$10.25

Class A
($5,977/584 shares outstanding)	$10.24

MAXIMUM OFFERING PRICE PER SHARE ($10.24 X 100 / 94.25)	$10.86

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
February 10, 2014* through December 31, 2014

INVESTMENT INCOME
Dividends (net of foreign taxes of $43)	$68,176
Interest	31

Total investment income	68,207

EXPENSES
Investment management fees (Note 2)	102,074
12B-1 and servicing fees Class A (Note 2)	5
Recordkeeping and administrative services (Note 2)	26,630
Accounting fees (Note 2)	22,192
Custody fees	21,462
Transfer agent fees (Note 2)	15,827
Professional fees	21,203
Filing and registration fees (Note 2)	1,063
Trustee fees	1,539
Compliance fees	6,229
Shareholder servicing and reports (Note 2)	15,566
Other	27,320

Total expenses	261,110
Fee waivers and reimbursed expenses (Note 2)	(159,056)

Net expenses	102,054

Net investment income (loss)	(33,847)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(786,569)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	730,908

Net realized and unrealized gain (loss) on investments	(55,661)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(89,508)

*Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

February 10, 2014*
through
December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(33,847)
Net realized gain (loss) on investments	(786,569)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	730,908

Increase (decrease) in net assets from operations	(89,508)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	13,970,322
Class A	5,844
Shares redeemed
Institutional Class	(4,503,309)
Class A	-

Increase (decrease) in net assets from capital stock transactions	9,472,857

NET ASSETS
Increase (decrease) during period	9,383,349
Beginning of period	-

End of period (including undistributed net investment income
(loss) of $ - )	$9,383,349

*Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	February 10, 2014*
	through
	December 31, 2014

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments	0.29

Total from investment activities	0.25

Net asset value, end of period	$10.25

Total Return	2.50%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	***
Net investment income (loss)	(0.41%)	***
Portfolio turnover rate	191.14%	**
Net assets, end of period (000’s)	$9,377

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	September 5, 2014*
	through
	December 31, 2014

Net asset value, beginning of period	$10.01

Investment activities
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss) on investments	0.25

Total from investment activities	0.23

Net asset value, end of period	$10.24

Total Return	2.30%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	***
Net investment income (loss)	(0.66%)	***
Portfolio turnover rate	191.14%	**
Net assets, end of period (000’s)	$6

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
***Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 10, 2014 as a series of WFT.

The Fund seeks to achieve capital appreciation by investing primarily in the common stocks of U.S. companies within a range of the market capitalizations of the issuers selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in its coverage universe. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Research Group is a division of B. Riley & Co., LLC. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, LLC, an affiliate of B. Riley & Co., LLC. The Composite may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization. Notwithstanding, the issuers represented in the Composite, as of December 31, 2014 had a market capitalization that ranged from $5.8 million to $179 billion.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

		Level 2
		Other	Level 3
	Level1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stock	$10,605,658	$-	$-	$10,605,658
Money Market	27,690	-	-	27,690

	$10,633,348	$-	$-	$10,633,348

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

The Fund held no Level 3 securities at any time during the period ended December 31, 2014.

There were no transfers between levels during the period ended December 31, 2014. It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period February 10, 2014* through December 31, 2014, such reclassifications reduced paid-in-capital and accumulated net investment loss by $33,847.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

As of December 31, 2014, the Fund offered three classes of shares, Institutional Class, Class A and Investor Class. As of December 31, 2014, there were no Investor Class shares outstanding.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, LLC (the “Advisor” or “B. Riley”) provides investment advisory services for an annual fee of 1.25% of average daily net assets. For the period February 10, 2014* through December 31, 2014, the Advisor earned and waived $102,074 in advisory fees and reimbursed the Fund $56,982.

In the interest of limiting the operating expenses of the Fund, B. Riley has contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2016 so that the ratio of total annual operating expenses is

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

limited to 1.25% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of December 31, 2014 was $159,056 which expires December 31, 2017.

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis; while principal trades on behalf of the Fund are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connections with such transactions will be executed on a fully disclosed basis through its clearing firm. For the period ended December 31, 2014, B. Riley & Co., LLC received brokerage commissions of $54,551 and the total value of transactions generating brokerage commissions was $43,101,094.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period February 10, 2014* through December 31, 2014, FDCC received $1,519 in commissions from the sale of Fund shares.

The Fund’s Class A shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fess to the Distributor at an annual rate of up to 0.25% of the

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended December 31, 2014, there were $5 of Class A 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $26,630 for its services for the period February 10, 2014* through December 31, 2014.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $15,827 for its services for the period February 10, 2014* through December 31, 2014.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $22,192 for its accounting services for the period February 10, 2014* through December 31, 2014.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period February 10, 2014* through December 31, 2014 aggregated $26,881,052 and $16,219,733, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

There were no distributions paid during the period ended December 31, 2014.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Period
February 10, 2014*
Through
December 31, 2014

Other losses	$(130,095)
Unrealized appreciation (depreciation)	74,434

$(55,661)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2014, the Fund has a capital loss carryforward of $127,554 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $127,554 may be carried forward indefinitely and is considered short-term.

For tax purposes, the Fund had a current year post October loss of $2,541. This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2015.

Cost of securities for Federal Income tax purposes is $10,558,914 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$499,908
Gross unrealized depreciation	(425,474)

Net unrealized appreciation (depreciation)	$74,434

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales, capital loss carryforwards and post October losses.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Institutional Class Shares
	Period February 10, 2014*		Class A Shares Period
	through		September 5, 2014* through
	December 31, 2014		December 31, 2014
	Shares	Value	Shares	Value
Shares purchased	1,368,806	$13,970,322	584	$5,844
Shares reinvested	-	-	0	0
Shares redeemed	(453,870)	(4,503,309)	0	0

Net increase
(decrease)	914,936	$9,467,013	584	$5,844

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

*Commencement of operations.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The World Funds Trust
and the shareholders of B. Riley Diversified Equity Fund

We have audited the accompanying statement of assets and liabilities of the B. Riley Diversified Equity Fund (the “Fund”), a series of The World Funds Trust, including the schedule of investments, as of December 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period February 10, 2014 (commencement of operations) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the B. Riley Diversified Equity Fund as of December 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period February 10, 2014 to December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 2, 2015

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Interested Trustees
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 69	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust’s Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter; President and Director of Commonwealth Fund Services, Inc ("CFSI"), the Trust’s Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance Trust, a registered	13	The World Funds, Inc.; American Growth Fund, Inc.

investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.

Mr. Pasco is an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Non-Interested Trustees
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 59	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Common wealth University, Professor of Education from 1989 to 2013.	13	None

Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 56	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C.,accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co.,accounting firm,from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	13	None

Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 78	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since1 997 and Account Administrator,Holden Wealth Management Group of Wacho via Securities (money management firm) 2003 to 2008.	13	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Vertical Capital Investors Trustfor the twoseries of that trust; Hillman Capital Management Investment Trust for the oneseries of that trust; and Star board nvestment Trust for the 23 series of that trust; (all registered investment companies).
Officers who are not Trustees
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 50	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations,Common wealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Vice President	Indefinite, Since November 2013	Managing Director of Business Development,Common wealth Companies,October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H.Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H.Lively & Associates, Inc. (law firm), July 2011 to present; Associate,Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb.2009).	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 46	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur Two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2014, and held for the period ended December 31, 2014 for the Institutional Class and September 5, 2014, inception date and held for the period ended December 31, 2014 for Class A.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period* July 1, 2014 (inception date) through December 31, 2014
Actual	$1,000	$1,006.88	$6.32
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.36

Class A Shares	Beginning Account Value September 5, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period* September 5, 2014 (inception date) through December 31, 2014
Actual	$1,000	$1,022.98	$4.86
Hypothetical (5% return before expenses)	$1,000	$1,017.50	$4.85

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class and 1.50% for Class A, multiplied by the average account value for the period, multiplied by 184 days for Institutional Class and 117 days for Class A, in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

B. Riley Asset Management, LLC
11100 Santa Monica Blvd., Suite 800
Los Angeles, California 90025

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to
Perkins Discovery Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of
The World Funds Trust investment plans, and other shareholder services, call
Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2014 and $0 for 2013.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2013.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,00 for 2014 and $0 for 2013.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2014 and $0 for 2013.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the B Riley Diversified Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2013.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: March 9, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: March 9, 2015

* Print the name and title of each signing officer under his or her signature.